Note 12 - Income Tax - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance	$ 292	$ 494
Reduction for lapses in applicable statutes of limitations		(202)
Balance	148	$ 292
Increases based on tax positions related to 2016	$ (144)